Convertible Debentures	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Convertible Debentures

3. Convertible Debentures

        In 2011, the Company issued convertible debenture securities with detachable warrants (see Note 8), and it identified embedded conversion features that were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were recorded at fair value as of the issuance date of the convertible debentures, as a debt discount, and remeasured to fair value as of each subsequent balance sheet date. The Company allocated the remaining proceeds to the convertible debentures and warrants on a relative fair value basis and recorded a beneficial conversion feature. The derivative financial instruments, warrants and beneficial conversion feature were recorded as a discount to the convertible debentures and are amortized to interest expense through the maturity dates, unless earlier converted (see below).

        The convertible debentures are general unsecured obligations of the Company. The convertible debentures have a stated interest rate of 8.0% per annum on the outstanding principal balance. The interest on the convertible debenture securities is payable in kind ("PIK") and added to the unpaid principal in order to determine the number of shares of common stock to be issued upon conversion. The holder shall only be entitled to cash payment of such PIK interest from the Company upon (1) an event of default that would result in acceleration of all unpaid principal and accrued interest, or (2) the payment in full of the debt on the maturity date or prior as the result of the Company exercising its prepayment rights pursuant to the agreement.

        Conversion of principal and accrued PIK interest into shares of common stock is at the election of the note holders at a conversion price of $15.00 per share and is also mandatory upon the closing of an initial public offering at a conversion price equal to the public offering price. The convertible debentures mature five years from the issue date.

        On December 31, 2012, certain holders of the convertible debentures elected to convert their debentures to common stock. The outstanding principal and PIK interest for these holders at December 31, 2012 was $12,392, which converted into 826 shares of common stock. The unamortized debt discount for these debentures was recorded as interest expense on the conversion date.

        On June 12, 2013, in connection with the completion of the IPO, the outstanding principal of the convertible debentures of $5,865 and PIK interest of $778 automatically converted into 443 shares of the Company's common stock, based upon the IPO price of $15.00 per share. The unamortized debt discount for these debentures of $863 was recorded as interest expense on the conversion date.

        Convertible debenture activity for the nine months ended June 30 is as follows:

	Nine months ended June 30,
	2012	2013
Beginning balance:
Gross balance	$2,493	$18,328
Less: Discounts	(529)	(2,440)

	1,964	15,888
Proceeds:
To convertible debentures, before allocations	14,664	—
Allocated to detachable warrants	(1,660)	—
Allocated to beneficial conversion feature	(140)	—
Allocated to conversion option liability	(467)	—
Interest expense:
PIK interest	865	707
Amortization of debt discount	258	190
Recognition of unamortized debt discount upon conversion	—	2,250
Conversion:
Issuance of 826 common shares	—	(19,035)
Ending balance:
Gross balance	18,022	—
Less: Discounts	(2,538)	—

	$15,484	$—

        Total interest expense recognized related to the convertible debenture securities was $1,123 and $3,147 for the nine months ended June 30, 2012 and 2013, respectively.

7. Convertible Debentures

        The Company issued convertible debenture securities with detachable warrants (see Note 14) on various dates throughout the years ended September 30, 2010, 2011 and 2012 for proceeds of $8,419, $5,465 and $14,664, respectively. The Company identified certain embedded conversion features in the 2011 convertible debenture issuance that were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were recorded at fair value as of the issuance date of the convertible debentures, as a debt discount, and remeasured to fair value as of each subsequent balance sheet date. The initial fair values determined for the embedded derivatives during the years ended September 30, 2011 and 2012 were $153 and $467, respectively. The Company allocated the remaining proceeds to the convertible debentures and warrants on a relative fair value basis and recorded a beneficial conversion feature related to certain of the convertible debentures. The derivative financial instruments, warrants and beneficial conversion feature were recorded as a discount to the convertible debentures and are amortized to interest expense through the maturity dates, unless earlier converted (see below).

        The convertible debentures are general unsecured obligations of the Company. The convertible debentures have a stated interest rate of 8.0% per annum on the outstanding principal balance. The interest on the convertible debenture securities is payable in kind ("PIK") and added to the unpaid principal in order to determine the number of shares of common stock to be issued upon conversion. The holder shall only be entitled to cash payment of such PIK interest from the Company upon (1) an event of default that would result in acceleration of all unpaid principal and accrued interest, or (2) the payment in full of the debt on the maturity date or prior as the result of the Company exercising its prepayment rights pursuant to the agreement.

        Conversion of principal and accrued PIK interest into shares of common stock is at the election of the noteholders and is also mandatory upon the occurrence of a positive cash flow event, which is deemed to have occurred on the 30th day after the Company generates positive cash flow during three consecutive calendar months for debentures issued between November 2008 and December 2009 ("2009 Debentures") and six consecutive calendar months for debentures issued between April 2010 and February 2011 ("2010 Debentures"). In addition, for the 2009 and 2010 Debentures, upon conversion additional warrants are issued equivalent to 50% of the number of shares of common stock converted from accrued PIK interest. For debentures issued between September 2011 and December 2011 ("2011 Debentures"), conversion of principal and accrued PIK interest into shares of common stock is mandatory upon the closing of an initial public offering at a conversion price equal to the public offering price. The 2009 Debentures mature ten years from the issue date. The 2010 and 2011 Debentures mature five years from the issue date.

        On May 1, 2011 and August 1, 2011, a positive cash flow event occurred for the 2009 and 2010 Debentures, respectively. The price at which the principal and accrued interest was converted was $16.26 per share of common stock for the 2009 Debentures and $13.25 per share of common stock for the 2010 Debentures. The principal and accrued interest converted into 740 and 862 shares of common stock for the 2009 and 2010 Debentures, respectively. The unamortized debt discount at the conversion date for the 2009 Debentures, which included a beneficial conversion feature, was recorded as interest expense on the conversion date. For the 2010 Debentures, which did not include a beneficial conversion feature, the carrying amount, including the unamortized debt discount related to the warrants, was credited to equity at the conversion date.

        Convertible debenture activity for the years ended September 30 is as follows:

	Years ended September 30,
	2010	2011	2012
Beginning balance:
Gross balance	$9,856	$19,101	$2,493
Less: Discounts	(4,442)	(5,625)	(529)

	5,414	13,476	1,964
Proceeds:
To convertible debentures, before allocations	8,419	5,465	14,664
Allocated to detachable warrants	(1,149)	(629)	(1,660)
Allocated to beneficial conversion feature	(186)	(96)	(140)
Allocated to conversion option liability	—	(153)	(467)
Interest expense:
PIK interest	827	1,384	1,171
Amortization of debt discount	152	247	355
Recognition of unamortized discount upon conversion (2009 Debentures)	—	4,615	—
Conversion:
Issuance of 1,602 common shares	—	(23,457)	—
Recognition of unamortized discount upon conversion to additional paid-in-capital (2010 Debentures)	—	1,112	—
Ending balance:
Gross balance	19,101	2,493	18,328
Less: Discounts	(5,625)	(529)	(2,440)

	$13,476	$1,964	$15,888

        Total interest expense recognized related to the convertible debenture securities was $979, $6,588 and $1,526 for the years ended September 30, 2010, 2011 and 2012, respectively, including $342 for warrants issued upon conversion of the 2009 Debentures and 2010 Debentures in the year ended September 30, 2011 (see Note 14).